Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 99,818
Balance at end of period	$ 99,412		$ 99,412
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	158.0	226.0	158.0	226.0
Balance at beginning of period	$ 3,950	$ 5,650	$ 3,950	$ 5,650
Issue of shares, Number of shares	0.8		0.8
Issue of equity	$ 850		$ 850
Redemption of shares, Number of shares		(28.0)		(28.0)
Redemption of shares, amount		$ (700)		$ (700)
Ending balance, Number of shares	158.8	198.0	158.8	198.0
Balance at end of period	$ 4,800	$ 4,950	$ 4,800	$ 4,950
Issued capital [member] | Other equity securities [member] | Limited Recourse Capital Notes [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1.8		1.8
Balance at beginning of period	$ 1,750		$ 1,750
Ending balance, Number of shares	1.8		1.8
Balance at end of period	$ 1,750		$ 1,750
Issued capital [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	5,700	5,650	5,700	5,650
Redemption of shares, amount		$ (700)		$ (700)
Ending balance, Number of shares	160.6	198.0	160.6	198.0
Balance at end of period	$ 6,550	$ 4,950	$ 6,550	$ 4,950